STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (2,798,169)	$ (1,856,790)	$ 1,629,255	$ (15,914,965)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0	1,388	2,394	17,248
Stock option expense for consulting fees	80,080	40,826	3,000	8,774,945
Accretion expense	10,487	7,500	8,647	47,745
Loss on disposal of shares	0	0	0	37,736
Gain on settlement of loan	0	0	0	(115,343)
Gain on sale of software	0	0	0	(130,000)
Reversal of liability	0	0	0	(47,483)
Change in fair value of derivative liability (Note 5)	2,216,119	1,620,319	(1,806,379)	3,765,994
Loss on disposal of oil and gas properties	0	0	0	731,866
Change in assets and liabilities:
GST receivables	(6,165)	14,871	27,377	(6,165)
Prepaid expenses	5,002	3,734	(47)	2,346
Accounts payable	(17,933)	(11,528)	(12,686)	(14,302)
Accrued liabilities	(14,970)	(11,213)	(23,423)	(4,299)
Net cash used in operating activities	(525,549)	(190,894)	(171,862)	(2,851,236)
Cash flows from investing activities
Deposits	(6,152)	(7,462)	(2,033)	(129,786)
Acquisition of oil and gas interests	(107,391)	(113,541)	(66,212)	(8,181,977)
Proceeds from the sale of oil and gas properties (Note 6)	0	0	0	303,833
Acquisition of office equipment	0	0	(1,511)	(11,614)
Notes receivable advances	(65,814)	0	0	(65,814)
Proceeds on the sale of investments	0	0	0	77,607
Proceeds on the sale of software	0	0	0	130,000
Net cash provided by (used in) investing activities	(179,357)	(121,003)	(69,756)	(7,877,751)
Cash flows from financing activities
Proceeds from the issuance of common stock and warrants	969,502	226,400	325,716	4,431,618
Proceeds from the exercise of stock options	0	0	0	5,316,250
Proceeds from the exercise of warrants	37,500	0	0	1,557,610
Proceeds from loan financing	0	0	0	1,020,000
Repayment of loan financing	0	0	0	(1,020,000)
Net cash provided by financing activities	1,007,002	226,400	325,716	11,305,478
Foreign exchange effect on cash	4,391	2,118	(17,877)	(255,307)
Net increase (decrease) in cash	306,487	(83,379)	66,221	310,615
Cash, beginning of period	134,125	217,504	151,283	129,997
Cash, end of period	440,612	134,125	217,504	440,612
Supplemental disclosure of cash flow information
Cash paid during the period for: interest	0	0	0	26,444
Cash paid during the period for: income taxes	0	0	0	0
Non-cash investing and financing activities
Receipt of marketable securities for settlement of loan, net	0	0	0	155,343
Accounts payable related to oil and gas properties interests	0	0	0	24,160
Asset retirement obligation	$ 0	$ 0	$ 0	$ 82,868